Condensed Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 1,068	$ 1,001
Cost of revenue	(151)	(85)
Gross profit	917	916
Research and development expenses	(2,043)	(1,002)
Sales and marketing expenses	(1,061)	(310)
General and administrative expenses	(1,231)	(1,152)
Operating loss	(3,418)	(1,548)
Financing income (expenses), net	244	(396)
Loss before taxes on income	(3,174)	(1,944)
Taxes on income	(11)	(21)
Net loss and comprehensive loss for the year	$ (3,185)	$ (1,965)
Basic net loss per share (in Dollars per share)	$ (0.21)	$ (0.13)
Weighted average number of Ordinary Shares outstanding used in computing basic net loss per share (in Shares)	15,520,204	14,815,174
Diluted net loss per share (in Dollars per share)	$ (0.21)	$ (0.13)
Weighted average number of Ordinary Shares used in computing diluted net loss per share (in Shares)	15,520,204	14,815,174